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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended September 30, 2009

Check here if Amendment [ ] Amendment Number: __________
     This Amendment (Check only one): [ ] is a restatement
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    WS Capital Management, L.P.
Address: 300 Crescent Court, Suite 1111
         Dallas, Texas 75201

Form 13F File Number: 28-10349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Reid S. Walker                   Contact Person: Joseph I. Worsham, II
Title: Member of WS Capital, L.L.C.,
       general partner of
       WS Capital Management, L.P.
Phone: (214) 756-6056

Signature, Place and Date of Signing:


/s/ Reid S. Walker                         Dallas, Texas      November 16, 2009
-------------------------------------   ------------------   -------------------
(Signature)                                (City, State)            (Date)

Report Type ( Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

                                 Report Summary:

Number of Other Included Managers:                    0
Form 13F Information Table Entry Total:              62
Form 13F Information Table Value Total:        $503,767
                                          (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F Information Table

          Column 1:              Column 2:    Column 3:  Column 4:       Column 5:      Column 6: Column 7:       Column 8:
       --------------        ---------------- --------- ----------- ------------------ ---------- --------- ---------------------
                                                        Fair Market Shares or                                  Voting Authority
                                 Title of       CUSIP      Value    Principal SH/ Put/ Investment   Other   ---------------------
       Name of Issuer              Class        Number   (x $1,000)   Amount  PRN Call Discretion  Managers    Sole   Shared None
       --------------        ---------------- --------- ----------- --------- --- ---- ---------- --------- --------- ------ ----
ACTIVISION BLIZZARD INC            COM        00507V109       7,949   641,600 SH          SOLE        --      641,600      0    0
ACXIOM CORP                        COM        005125109       1,892   200,000 SH          SOLE        --      200,000      0    0
ALASKA AIR GROUP INC               COM        011659109       2,679   100,000 SH  PUT     SOLE        --      100,000      0    0
ALLIANCE HEALTHCARE SRVCS IN      COM NEW     018606202       4,715   833,106 SH          SOLE        --      833,106      0    0
ALTRA HOLDINGS INC                 COM        02208R106         953    85,207 SH          SOLE        --       85,207      0    0
ASCENT MEDIA CORP                COM SER A    043632108       9,170   358,200 SH          SOLE        --      358,200      0    0
BALLY TECHNOLOGIES INC             COM        05874B107       6,508   169,600 SH          SOLE        --      169,600      0    0
BECKMAN COULTER INC                COM        075811109      24,081   349,300 SH          SOLE        --      349,300      0    0
BLOCK H & R INC                    COM        093671105       2,389   130,000 SH          SOLE        --      130,000      0    0
BRINKS CO                          COM        109696104      23,261   864,400 SH          SOLE        --      864,400      0    0
BRINKS HOME SEC HLDGS INC          COM        109699108       9,237   300,000 SH          SOLE        --      300,000      0    0
CABOT CORP                         COM        127055101       2,889   125,000 SH          SOLE        --      125,000      0    0
CALIPER LIFE SCIENCES INC    *W EXP 08/10/201 130872112          16    77,284 SH          SOLE        --       77,284      0    0
CALLAWAY GOLF CO                   COM        131193104       3,691   485,000 SH          SOLE        --      485,000      0    0
CAPITAL SR LIVING CORP             COM        140475104       9,972 1,634,700 SH          SOLE        --    1,634,700      0    0
CEC ENTMT INC                      COM        125137109      18,076   699,000 SH          SOLE        --      699,000      0    0
CF INDS HLDGS INC                  COM        125269100       3,191    37,000 SH          SOLE        --       37,000      0    0
CLARIENT INC                       COM        180489106         421   100,000 SH          SOLE        --      100,000      0    0
CONCHO RES INC                     COM        20605P101       6,084   167,500 SH          SOLE        --      167,500      0    0
CONNS INC                          COM        208242107       1,137   100,701 SH          SOLE        --      100,701      0    0
COVANTA HLDG CORP                  COM        22282E102       1,530    90,000 SH          SOLE        --       90,000      0    0
CROWN HOLDINGS INC                 COM        228368106      35,559 1,307,300 SH          SOLE        --    1,307,300      0    0
DEAN FOODS CO NEW                  COM        242370104      13,640   766,700 SH          SOLE        --      766,700      0    0
DIRECTV GROUP INC                  COM        25459L106       3,999   145,000 SH          SOLE        --      145,000      0    0
DOLAN MEDIA CO                     COM        25659P402       2,530   211,000 SH          SOLE        --      211,000      0    0
DOLLAR THRIFTY AUTOMOTIVE GP       COM        256743105       2,459   100,000 SH          SOLE        --      100,000      0    0
DR PEPPER SNAPPLE GROUP INC        COM        26138E109      19,395   674,600 SH          SOLE        --      674,600      0    0
DSW INC                            CL A       23334L102       8,814   551,902 SH          SOLE        --      551,902      0    0
ENTERGY CORP NEW                   COM        29364G103      28,750   360,000 SH          SOLE        --      360,000      0    0
FIFTH STREET FINANCE CORP          COM        31678A103       4,675   427,744 SH          SOLE        --      427,744      0    0

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
FIRST ACCEPTANCE CORP              COM        318457108       3,064 1,134,918 SH          SOLE        --    1,134,918      0    0
GAMESTOP CORP NEW                  CL A       36467W109      17,854   674,500 SH          SOLE        --      674,500      0    0
GASTAR EXPL LTD                  COM NEW      367299203         482   100,000 SH          SOLE        --      100,000      0    0
GENTIVA HEALTH SERVICES INC        COM        37247A102       4,502   180,000 SH          SOLE        --      180,000      0    0
GRAFTECH INTL LTD                  COM        384313102      13,186   897,000 SH          SOLE        --      897,000      0    0
GREIF INC                          CL A       397624107      27,762   504,300 SH          SOLE        --      504,300      0    0
HAYNES INTERNATIONAL INC         COM NEW      420877201      11,146   350,280 SH          SOLE        --      350,280      0    0
HEALTH NET INC                     COM        42222G108      13,860   900,000 SH          SOLE        --      900,000      0    0
HFF INC                            CL A       40418F108       7,832 1,150,000 SH          SOLE        --    1,150,000      0    0
HILLTOP HOLDINGS INC               COM        432748101       5,112   417,000 SH          SOLE        --      417,000      0    0
HOLLY CORP                    COM PAR $0.01   435758305      17,511   683,500 SH          SOLE        --      683,500      0    0
HURON CONSULTING GROUP INC         COM        447462102      13,922   539,000 SH          SOLE        --      539,000      0    0
ICO GLOBAL COMM HLDGS LTD DE       CL A       44930K108         359   416,900 SH          SOLE        --      416,900      0    0
INTERFACE INC                      CL A       458665106       5,324   641,500 SH          SOLE        --      641,500      0    0
KHD HUMBOLDT WEDAG INTL LTD        COM        482462108       1,378   132,800 SH          SOLE        --      132,800      0    0
LIBERTY ACQUISITION HLDGS CO  UNIT 99/99/9999 53015Y206      11,870 1,211,200 SH          SOLE        --    1,211,200      0    0
LIVE NATION INC                    COM        538034109      12,831 1,566,700 SH          SOLE        --    1,566,700      0    0
MDS INC                            COM        55269P302       2,457   300,000 SH          SOLE        --      300,000      0    0
MICROVISION INC DEL                COM        594960106       1,100   200,000 SH          SOLE        --      200,000      0    0
MOMENTA PHARMACEUTICALS INC        COM        60877T100       2,918   275,000 SH          SOLE        --      275,000      0    0
MYRIAD PHARMACEUTICALS INC         COM        62856H107       1,465   250,000 SH          SOLE        --      250,000      0    0
NALCO HOLDING COMPANY              COM        62985Q101       4,221   206,000 SH          SOLE        --      206,000      0    0
PARALLEL PETE CORP DEL             COM        699157103       3,788 1,194,900 SH          SOLE        --    1,194,900      0    0
RASER TECHNOLOGIES INC             COM        754055101         951   621,512 SH          SOLE        --      621,512      0    0
SEASPAN CORP                       SHS        Y75638109       7,241   809,000 SH          SOLE        --      809,000      0    0
SPIRIT AEROSYSTEMS HLDGS INC     COM CL A     848574109       9,843   545,000 SH          SOLE        --      545,000      0    0
SUPERIOR ENERGY SVCS INC           COM        868157108       5,315   236,000 SH          SOLE        --      236,000      0    0
SWIFT ENERGY CO                    COM        870738101       1,184    50,000 SH          SOLE        --       50,000      0    0
TITANIUM METALS CORP             COM NEW      888339207       3,357   350,000 SH          SOLE        --      350,000      0    0
TRINITY INDS INC                   COM        896522109         860    50,000 SH          SOLE        --       50,000      0    0
WARNER CHILCOTT PLC IRELAND       SHS A       G94368100       2,811   130,000 SH          SOLE        --      130,000      0    0
WASTE CONNECTIONS INC              COM        941053100      28,599   990,942 SH          SOLE        --      990,942      0    0